Disposal of subsidiaries (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue	$ 35,573,432	$ 50,957,974	$ 57,899,096
Cost of revenues	(34,925,865)	(51,139,085)	(57,110,446)
Gross profit	647,567	(181,111)	788,650
Operating expenses	11,622,998	12,307,494	6,967,069
Loss from operations	(10,975,431)	(12,488,605)	(6,178,419)
Income tax expenses	378	(8,925)	(222,122)
Net loss	(11,142,007)	(14,040,769)	$ (5,625,740)
Disposition of Subsidiaries [Member]
Revenue	1,943,728	9,314,359
Cost of revenues	(1,941,073)	(9,290,847)
Gross profit	2,655	23,512
Operating expenses	(773,034)	(1,264,084)
Loss from operations	(770,379)	(1,240,572)
Other (expenses) income	(7,152,897)	10,067,972
(Loss) income before income tax expenses	(7,923,276)	8,827,400
Income tax expenses	0	0
Net loss	$ (7,923,276)	$ 8,827,400